Income Tax (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal
Current	$ 0	$ 0
Deferred	(30,431)	(791)
State and Local
Current	0	0
Deferred	(8,667)	0
Change in valuation allowance	39,098	791
Income tax provision	0	$ 0
Federal and state net operating loss	$ 160,318